Investment in Securities (Summary of Investment in Securities) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2025	Mar. 31, 2024
Equity securities	[1]	¥ 626,910	¥ 597,601
Available-for-sale debt securities		2,607,637	2,665,478
Total		¥ 3,234,547	¥ 3,263,079

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥161,244 million and ¥132,313 million as of March 31, 2024 and 2025, respectively. The amount of investment funds and others elected the fair value option included in equity securities were ¥26,945 million and ¥24,960 million as of March 31, 2024 and 2025, respectively.